Export Sales	12 Months Ended
Jul. 01, 2012
Export Sales [Abstract]
EXPORT SALES

EXPORT SALES

Export sales are summarized below (thousands of dollars):

	2012	2011	2010
Export Sales	$102,022	$103,232	$79,144
Percent of Net Sales	37%	40%	38%

These sales were primarily to automotive manufacturing assembly plants in Canada, China, Mexico and Korea.